Operating Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Operating Assets and Liabilities
Summary of prepaid expenses

	December 31,
	2021	2020
	USD ‘000	USD ‘000
Insurance	483	329
Other	9	8
Total	492	337

Summary of other receivables

	December 31,
	2021	2020
	USD ‘000	USD ‘000
Value added tax receivables (“VAT”)	139	91
Other receivables	1	—
Total	140	91

Summary of accrued liabilities

	December 31,
	2021	2020
	USD ‘000	USD ‘000
Professional advisors	375	339
Other	163	255
Total	538	594